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September 16, 2005	Writer’s Direct Contact 858/720-5198 SRowles@mofo.com
Via Edgarlink and Facsimile
Securities and Exchange Commission
Division of Corporation Finance
Mail Stop 0306
100 F Street, N.E.
Washington, DC 20549

Attention:	Mr. Russell Mancuso, Branch Chief Ms. Kaitlan Tillan, Assistant Chief Accountant Mr. Tom Jones Mr. Eric Atallah

Re:	Endocare, Inc.
Registration Statement on Form S-2
File No. 333-123866
Ladies and Gentlemen:
Enclosed for filing on behalf of our client, Endocare, Inc. (the “Company”), is Pre-Effective Amendment No. 3 (the “Amendment”), amending the Company’s Registration Statement on Form S-2, originally filed with the Securities and Exchange Commission on April 5, 2005 and amended on June 7, 2005 and July 11, 2005 (the “Registration Statement”). Under separate cover, courtesy copies of the Amendment, marked to show changes, are also being sent.
The Amendment is being filed in order to incorporate by reference the amendments on Form 10-K/A and 10-/Q filed by the Company on September 15, 2005. In addition, the Amendment and this letter address the two outstanding comments relating to the Registration Statement, which were received from the staff of the Securities and Exchange Commission (the “Staff”) by letter dated July 19, 2005 (the “Staff Letter”). The numbering of the paragraphs below corresponds to the numbering of the Staff Letter. The two outstanding comments in the Staff Letter have been incorporated into this response letter for your convenience.

September 16, 2005
Page Two
Amendment No. 2 to Registration Statement on Form S-2
Our common stock was delisted from the Nasdaq Stock Market, and, as a result, trading of our common stock has become more difficult, page 3
1.	Please divide this risk factor into two separate risk factors to highlight the risks from the delisting and the risks from the possible reverse stock split. Please expand the risk factor about the reverse stock split to state the range of the possible reverse split and the period of time that you effectuate a reverse stock split. Also, disclose the minimum bid price requirements for AMEX, the Nasdaq SmallCap Market and the Nasdaq National Market System.
Response to Comment #1
The Company has revised the disclosure in accordance with the Staff’s comment.
Where you can find more information, page 21
2.	Tell us why you incorporate by reference a registration statement related to only an amendment to a rights plan. Also, tell us why you filed a new registration statement for the plan amendment rather than amending the original registration statement.
Response to Comment #2
The registration statement on Form 8-A that is incorporated by reference describes the entire rights plan, including the amendment. The Company filed a new registration statement on Form 8-A for the plan amendment because the original registration statement was incorrectly filed by prior counsel under Section 12(b) of the Exchange Act. The new registration statement is correctly filed under Section 12(g) of the Exchange Act.
* * * * * *
The Company respectfully requests the Staff’s assistance in completing the review of the Amendment as soon as possible. Please advise us if we can provide any further information or assistance to facilitate your review.
Please direct any further comments or questions regarding this response letter to me at (858) 720-5198 or my colleague Clint Davis at (858) 720-5176. Our facsimile number is (858) 720-5125.

September 16, 2005
Page Three
Very truly yours,
/s/ Steven G. Rowles
Steven G. Rowles

cc:	Michael R. Rodriguez, Endocare, Inc. Kevin Keating, Endocare, Inc.